Subsidiaries with Significant Interests Held by Non-controlling Shareholders - Summary of Equity Held by Non-controlling Shareholders (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	R$ 1,360	R$ 4	R$ 6
Gasmig [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	4	R$ 4	R$ 6
Light SA [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	1,277
Lightger [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	22
Guanhaes [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	50
Axxion [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	5
UHE Itaocara [member]
Disclosure of subsidiaries [line items]
Total equity held by non-controlling shareholders	R$ 3